Shareholders Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2013	717,132
Beginning Balance, Amount at Dec. 31, 2013	$ 717		$ 14,284	$ (7,385)	$ 7,616
Net loss				(140,686)	717,132
Ending Balance, Shares at Dec. 31, 2014	717,132
Ending Balance, Amount at Dec. 31, 2014	$ 717		14,284	(148,071)	(133,070)
Net loss				(89,549)	1,611,653
Shares Issued, Shares	1,500,000
Shares Issued, Amount	$ 1,500		13,500		15,000
Ending Balance, Shares at Dec. 31, 2015	2,217,132
Ending Balance, Amount at Dec. 31, 2015	$ 22,217		27,784	(237,620)	(207,619)
Net loss				(197,033)	(197,033)
Shares Issued, Shares	2,471,666
Shares Issued, Amount	$ 2,472		67,028		69,500
Ending Balance, Shares at Sep. 30, 2016	4,688,798
Ending Balance, Amount at Sep. 30, 2016	$ 4,689		$ 94,812	$ (434,653)	$ (335,152)